Nature of Business (Details) (USD $)	1 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Apr. 13, 2012	Feb. 10, 2012
Nature of Business (Textual)
Common shares received on each share due to Merger agreement with Anvex International, Inc				1,271
Authorized shares of common stock to stockholders due to stock split	12.98 for 1	8 for 1
Amount transferred from additional paid in capital to common stock			$ 32,747